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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06590
Invesco Insured Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)   (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Insured Municipal Income Trust
Semiannual Report to Shareholders ▪ August 31, 2011
NYSE: IIM

2	Letters to Shareholders
3	Trust Performance
4	Trust Updates
5	Dividend Reinvestment Plan
6	Schedule of Investments
14	Financial Statements
17	Notes to Financial Statements
23	Financial Highlights
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In today’s volatile market environment, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan, develop an appropriate investment strategy and put you in a better position to achieve your financial goals over the long term. This can take some of the guesswork out of the process and help you make thoughtful investments. Your financial adviser also can help you better understand your tolerance for risk, so that your investment approach lets you sleep at night while getting you closer to your goals. Lastly, your financial adviser can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund, its performance and its holdings as of the close of the reporting period.
     In light of economic uncertainty and market volatility, I suggest you check the timely market updates and commentary from many of our fund managers and other investment professionals at invesco.com/us. On our website, you also can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     As we’ve seen over the last several years, market conditions can change – often suddenly and dramatically. That’s one reason financial advisers typically advise their clients to be well diversified and to maintain a long-term investment focus. While diversification can’t guarantee a profit or protect against loss, it can cushion the impact of dramatic market moves. Maintaining a long-term investment focus for your long-term goals – financing your retirement or your children’s education, for example - may help you avoid making rash investment decisions based on short-term market swings.
     Our funds are managed strictly according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change in response to short-term market events. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be, and that it’s managed with a long-term focus.
     If you have questions about your account, please contact one of our client service representatives at 800 341 2929. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
2	Invesco Insured Municipal Income Trust

Trust Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Trust at NAV	11.31%

Trust at Market Value	16.22

Barclays Capital Municipal Bond Index▼	6.39

Market Price Discount to NAV as of 8/31/11	-2.69

▼ Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Trust is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	IIM
3	Invesco Insured Municipal Income Trust

Portfolio Management Update

The following individuals are jointly and primarily responsible for the day-to-day management of Invesco Insured Municipal Income Trust.
     Effective June 28, 2011, Richard Berry joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1987.
     Effective June 28, 2011, Stephen Turman joined the Trust’s management team. He has been associated with Invesco or its affiliates in an investment capacity since 1985.
     Thomas Byron began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1981 to 2010, Mr. Byron was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Stryker began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1994 to 2010, Mr. Stryker was associated with Van Kampen Asset Management or its affiliates in an investment capacity.
     Robert Wimmel began managing the Trust in 2009 and has been associated with Invesco or its affiliates in an investment capacity since 2010. From 1996 to 2010, Mr. Wimmel was associated with Van Kampen Asset management or its affiliates in an investment capacity.

Upcoming Changes to Investment Policy and Trust Name

The Board of Trustees of the Trust recently adopted a change in the Trust’s investment policy regarding investment in insured municipal securities to provide the Trust’s investment adviser with more flexibility regarding the types of securities available for investment by the Trust in seeking to achieve its investment objective. The Trust’s fundamental investment policy provides that under normal market conditions the Trust will invest at least 80% of its net assets in municipal obligations. The Trust is eliminating its existing non-fundamental investment policy requiring that it invest substantially all of its assets in municipal securities that are insured at the time of purchase by insurers whose claims-paying ability is rated ‘A’ by S&P, ‘A’ by Moody’s or the equivalent by another nationally recognized statistical rating organization1. Over the past few years, many municipal bond insurers have had their credit ratings downgraded, and only two insurers remain that are rated at least ‘A,’ only one of which is currently insuring new municipal bonds. As a result, the supply of insured municipal securities has decreased dramatically. Invesco believes that by eliminating this policy, Invesco will be better able to manage the Trust’s portfolio in the best interests of Trust shareholders. The Trust is not changing its investment objective, and the Trust will continue to invest primarily in a portfolio of municipal obligations. In connection with the change in policy, the Trust will change its name to Invesco Value Municipal Income Trust. The Trust will implement these changes effective on or about January 23, 2012.

1 A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. For more information on rating methodologies, please visit the following NRSRO websites: standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage; moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage; and fitchratings.com and select “Ratings Definitions” on the homepage.
4	Invesco Insured Municipal Income Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Trust. Under the Plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your Trust, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Trust easily and automatically with the Plan.

■	Low transaction costs: Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally one week before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan Works
If you choose to participate in the Plan, whenever your Trust declares such Distributions, it will be invested in additional shares of your Trust that are purchased on the open market.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Trust. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower commissions for each individual Participant. Any per share or service fees are averaged into the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated shares, whole shares will be held by the Agent and fractional shares will be sold. The proceeds will be sent via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

5	Invesco Insured Municipal Income Trust

Schedule of Investments

August 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–148.44%
Alabama–2.10%

Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(a)	5.25%	07/01/30	$1,600	$1,671,152

Birmingham (City of) Water Works Board; Series 2011, RB (INS–AGM)(a)	5.00%	01/01/36	3,855	3,995,900

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(a)	5.00%	08/01/37	900	933,057

				6,600,109

Arizona–1.60%
Arizona (State of); Series 2008 A, COP (INS–AGM)(a)	5.00%	09/01/26	1,495	1,571,095

Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	450	439,583

Series 2010, RB	5.13%	05/15/40	450	439,713

University of Arizona; Series 2003 B, COP (INS–AMBAC)(a)	5.00%	06/01/23	2,500	2,574,675

				5,025,066

California–34.64%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/24	1,475	1,576,790

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/35	1,655	368,519

Alvord Unified School District (Election of 2007); Series 2008 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/27	1,160	1,221,921

Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS–NATL)(a)(c)	4.50%	10/01/37	20,000	19,132,000

Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/26	1,170	551,199

Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/31	2,275	769,109

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS–AGM)(a)	5.00%	05/01/22	3,050	3,449,824

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	2,150	2,154,149

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	951,360

California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(d)(e)	5.00%	01/01/28	4,500	5,658,570

Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(c)(d)(e)	5.00%	01/01/28	10,000	12,574,600

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/29	585	203,545

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	1,995	2,131,079

El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/31	3,065	887,624

Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(a)	5.00%	06/01/38	1,500	1,358,520

Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS–NATL)(a)(f)	6.00%	05/15/18	9,000	10,881,900

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	850	866,465

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS–NATL)(a)(c)	5.00%	07/01/25	5,000	5,425,300

Los Angeles (City of); Series 2004 A, Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/24	3,000	3,240,750

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/34	1,665	391,725

Moreland School District (Crossover); Series 2014 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(b)	0.00%	08/01/29	1,845	606,175

Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/28	1,320	473,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Oakland (Port of);
Series 2002 L, RB(d)(e)(f)	5.00%	11/01/12	$110	$115,793

Series 2002 L, RB (INS–NATL)(a)(f)	5.00%	11/01/21	890	900,279

Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/34	3,825	899,908

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/35	4,120	891,238

Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/36	300	59,850

Poway Unified School District (Election of 2008–School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/28	3,925	1,408,682

Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/31	4,245	1,229,352

Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(a)(c)	4.50%	05/15/31	3,310	3,286,267

Series 2007 J, General RB (INS–AGM)(a)(c)	4.50%	05/15/35	2,690	2,574,491

Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS–NATL)(a)	5.00%	12/01/36	3,000	3,087,210

San Diego (County of) Water Authority;
Series 2002 A, Water Revenue COP(d)(e)	5.00%	05/01/12	5,000	5,211,300

Series 2004 A, Water Revenue COP (INS–AGM)(a)(c)	5.00%	05/01/29	5,000	5,167,800

Southern California Public Power Authority (Southern Transmission); Series 2000 A, VRD Ref. Sub. RB (INS–AGM)(a)(g)	0.15%	07/01/23	2,500	2,500,000

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS–AGM)(a)(e)(h)	3.50%	05/31/13	2,100	2,101,701

University of California; Series 2003 B, General RB (INS–AMBAC)(a)	5.00%	05/15/22	2,000	2,122,800

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/33	11,350	2,671,790

				109,103,333

Colorado–1.28%
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	1,350	1,350,810

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(a)	5.00%	12/01/30	3,000	2,678,820

				4,029,630

Connecticut–0.52%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K2, RB (INS–NATL)(a)	5.00%	07/01/25	1,525	1,621,411

District of Columbia–3.35%
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS–AGC)(a)	5.00%	10/01/28	1,350	1,447,564

District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(a)	5.00%	02/01/31	2,000	1,941,860

Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(c)	5.00%	06/01/26	1,000	1,084,740

Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(c)	5.00%	06/01/27	1,000	1,077,280

Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(a)(c)	5.00%	06/01/28	2,000	2,142,220

Series 2009 A, Income Tax RB(c)	5.25%	12/01/27	2,540	2,872,511

				10,566,175

Florida–12.03%
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	2,600	2,794,090

Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/38	1,000	1,100,290

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(a)	5.00%	07/01/35	1,525	1,561,539

Miami-Dade (County of) School Board; Series 2003 D, COP (INS–NATL)(a)	5.00%	08/01/29	15,000	15,045,600

Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS–AGM)(a)	5.00%	10/01/39	2,000	2,050,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS–AGC)(a)	5.00%	10/01/27	$1,550	$1,569,298

Orange (County of) School Board; Series 2002 A, COP (INS–AMBAC)(a)	5.25%	08/01/14	3,000	3,160,890

Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS–BHAC)(a)	5.50%	10/01/23	1,500	1,773,855

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS–AGC)(a)	5.00%	09/01/29	1,000	1,047,780

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS–AGM)(a)	5.00%	01/01/26	2,670	2,765,479

Tampa Bay Water; Series 2001 A, Ref. Utility System Improvement RB (INS–NATL)(a)(d)	5.00%	10/01/11	5,000	5,020,200

				37,889,581

Georgia–3.37%
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS–AGM)(a)(c)	5.00%	01/01/33	5,000	5,048,950

Series 2010 A, General Airport RB (INS–AGM)(a)	5.00%	01/01/35	2,000	2,058,220

Augusta (City of); Series 2004, Water & Sewerage RB (INS–AGM)(a)	5.25%	10/01/39	2,000	2,079,480

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS–AGM)(a)	5.00%	07/01/34	1,390	1,424,152

				10,610,802

Hawaii–1.59%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1999 C, Special Purpose RB (INS–AMBAC)(a)(f)	6.20%	11/01/29	5,000	5,001,450

Idaho–1.62%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS–AGM)(a)	5.00%	07/01/35	2,250	2,325,308

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS–AGC)(a)	5.25%	07/15/24	2,500	2,776,850

				5,102,158

Illinois–9.36%
Chicago (City of) (O’Hare International Airport); Series 2005 A, General Airport Third Lien RB (INS–NATL)(a)	5.25%	01/01/25	5,000	5,215,800

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/25	480	505,286

Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/26	1,210	1,264,389

Chicago (City of); Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(a)(c)(i)	5.00%	01/01/37	7,460	7,494,167

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	01/01/27	1,175	1,251,269

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	1,595	1,757,993

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS–AMBAC)(a)	5.00%	11/15/31	2,000	1,876,440

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Dedicated State Tax RB (INS–NATL)(a)	5.25%	06/15/42	5,000	4,976,900

Series 2002 B, Ref. Dedicated State Tax Conv. CAB RB (INS–NATL)(a)(b)	0.00%	06/15/18	3,000	3,222,210

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	1,830	1,931,583

				29,496,037

Indiana–0.08%
Reid Hospital & Health Care Service Inc.; Series 2005 A, VRD Hospital Authority RB (INS–AGM)(a)(g)	0.14%	01/01/40	260	260,000

Iowa–1.38%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(i)	5.00%	06/01/25	2,225	2,491,867

Series 2009 A, Special Obligation RB(c)(i)	5.00%	06/01/26	1,665	1,845,669

				4,337,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–0.69%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$755	$820,843

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS–BHAC)(a)	5.25%	09/01/34	1,295	1,366,782

				2,187,625

Kentucky–1.18%
Kentucky (Commonwealth of) State Property & Buildings Commission (Project No. 93); Series 2009, Ref. RB (INS–AGC)(a)	5.25%	02/01/28	2,000	2,155,680

Louisville & Jefferson County Visitors & Convention Commission (International Convention Center); Series 2004 B, Ref. VRD Dedicated Tax RB (INS–AGM)(a)g)	0.14%	12/01/22	1,550	1,550,000

				3,705,680

Louisiana–2.05%
Lafayette (City of) Consolidated Government; Series 2004, Utilities RB (INS–NATL)(a)	5.25%	11/01/25	4,000	4,350,600

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS–AGM)(a)	5.50%	10/01/35	2,000	2,094,500

				6,445,100

Massachusetts–4.66%
Massachusetts (State of) Health & Educational Facilities Authority (Boston College); Series 2008 M-2, RB	5.50%	06/01/30	2,400	2,934,336

Massachusetts (State of) Health & Educational Facilities Authority (Harvard University); Series 2009 A, RB(c)	5.50%	11/15/36	7,925	8,896,764

Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB(c)	5.50%	07/01/36	2,565	2,856,948

				14,688,048

Michigan–0.57%
Wayne State University Board of Governors;
Series 2008, Ref. General RB (INS–AGM)(a)	5.00%	11/15/25	760	817,372

Series 2008, Ref. General RB (INS–AGM)(a)	5.00%	11/15/29	930	981,411

				1,798,783

Missouri–1.16%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	370	417,427

Series 2011 A, Ref. RB	5.50%	09/01/25	650	724,041

Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS–NATL)(a)	5.00%	01/01/26	2,500	2,526,000

				3,667,468

Montana–0.31%
Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS–AGC)(a)	5.75%	01/01/31	895	966,332

Nebraska–1.21%
Nebraska (State of) Public Power District; Series 2003 A, RB (INS–AMBAC)(a)	5.00%	01/01/35	3,760	3,794,818

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–3.71%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS–AGM)(a)	5.25%	07/01/39	$2,000	$2,056,240

Las Vegas (City of) Valley Water District; Series 2003 A, Ref. Water Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.25%	06/01/19	5,080	5,330,698

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS–AGM)(a)(c)	5.00%	06/01/26	4,000	4,304,160

				11,691,098

New Jersey–3.17%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	880	865,761

New Jersey (State of) Economic Development Authority; Sub–Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(a)	5.50%	09/01/24	1,465	1,683,666

New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 C, Transportation System RB (INS–NATL)(a)	5.25%	06/15/20	4,000	4,352,040

Series 2006 C, Transportation System CAB RB (INS–AGC)(a)(b)	0.00%	12/15/26	7,155	3,097,328

				9,998,795

New York–6.93%
Long Island Power Authority; Series 2003 C, Electric System General RB (INS–AGM)(a)	5.00%	09/01/28	3,000	3,049,320

Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	1,300	1,327,807

New York (City of) Industrial Development Agency (Yankee Stadium); Series 2006, PILOT RB (INS–FGIC)(a)	5.00%	03/01/46	1,125	1,048,286

New York (City of) Transitional Finance Authority; Series 2002 C, Future Tax Sec. RB(d)(e)	5.25%	08/01/21	1,735	1,814,897

New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/28	750	866,655

Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(a)	5.50%	05/15/29	1,150	1,320,522

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/29	2,040	2,242,776

Triborough Bridge and Tunnel Authority; Series 2002 E, Ref. Sub. RB (INS–NATL)(a)(c)	5.00%	11/15/32	10,000	10,162,600

				21,832,863

Ohio–1.15%
Cleveland (City of);
Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(b)	0.00%	11/15/26	2,270	1,064,948

Series 2008 B-1, Public Power System CAB RB (INS–NATL)(a)(b)	0.00%	11/15/28	1,720	707,539

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	900	901,134

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(e)(h)	5.88%	06/01/16	850	955,706

				3,629,327

Pennsylvania–4.37%
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS–NATL)(a)(f)	5.00%	11/01/37	2,000	2,012,180

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB(e)(h)	3.70%	05/01/15	1,800	1,886,148

Pennsylvania (State of) Turnpike Commission; Series 2008 A-1, Sub. RB (INS–AGC)(a)	5.00%	06/01/25	1,450	1,548,658

Philadelphia (City of);
Series 1998, Ref. Water & Wastewater RB (INS–AMBAC)(a)	5.25%	12/15/14	5,000	5,687,500

Series 2009 B, Limited Tax GO Bonds (INS–AGC)(a)	7.13%	07/15/38	875	981,330

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(a)	5.13%	09/01/23	1,500	1,649,400

				13,765,216

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–0.65%
Puerto Rico Sales Tax Financing Corp.; First Sub. Series 2010 C, RB	5.25%	08/01/41	$2,050	$2,039,176

Rhode Island–3.48%
Rhode Island Depositors Economic Protection Corp.; Series 1993 B, Ref. Special Obligation RB(d)	6.00%	08/01/17	10,000	10,966,500

South Carolina–6.33%
Piedmont Municipal Power Agency; Series 2008 C, Ref. Electric RB (INS–AGC)(a)	5.75%	01/01/34	3,330	3,598,465

South Carolina (State of) Medical University Hospital Authority; Series 2004 A, Ref. FHA Insured Mortgage Hospital Facilities RB (INS–NATL)(a)	5.25%	02/15/25	1,500	1,584,000

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS–NATL)(a)	5.00%	01/01/36	4,000	4,116,560

South Carolina (State of) Public Service Authority;
Series 2003 A, Ref. RB (INS–AMBAC)(a)(c)	5.00%	01/01/22	10,000	10,627,600

				19,926,625

Texas–17.76%
Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital Corp.);
Series 1998, RB (INS–AGM)(a)	5.50%	01/01/16	3,020	3,292,464

Series 1998, RB (INS–AGM)(a)	5.50%	01/01/17	5,075	5,531,141

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	900	923,175

Dallas-Forth Worth International Airport Facilities Improvement Corp.; Series 2003 A, Joint RB (INS–AGM)(a)(c)(f)	5.38%	11/01/22	9,000	9,302,130

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/27	1,000	1,086,290

Harris Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	2,160	2,370,384

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(b)	0.00%	09/01/26	3,975	1,816,376

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.25%	05/15/23	5,435	5,924,096

Houston Community College System;
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(a)	5.00%	04/15/25	1,175	1,274,640

Series 2008, Sr. Lien Student Fee RB (INS–AGM)(a)	5.00%	04/15/26	330	355,684

Lower Colorado River Authority;
Series 2009, Ref. & Improvement RB (INS–NATL)(a)	5.00%	05/15/31	8,320	8,421,753

Series 2010, Ref. RB (INS–AGM)(a)	5.00%	05/15/26	965	965,975

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(b)	0.00%	01/01/28	8,200	3,157,082

Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(a)(b)	0.00%	01/01/31	1,775	554,457

San Antonio (City of); Series 2002 A, Water System RB (INS–AGM)(a)	5.00%	05/15/32	3,000	3,070,800

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/32	1,010	1,044,209

Series 2011, Special Project RB (INS–AGM)(a)	5.00%	10/01/37	1,110	1,140,780

Texas (State of) Turnpike Authority; Series 2002 A, First Tier RB (INS–AMBAC)(a)	5.50%	08/15/39	4,000	4,009,080

Victoria Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	5.00%	02/15/24	1,510	1,691,487

				55,932,003

Utah–3.24%
Intermountain Power Agency; Series 2003 A, Ref. Power Supply RB (INS–AGM)(a)	5.00%	07/01/21	5,000	5,334,000

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS–AGM)(a)	5.00%	06/15/36	4,640	4,872,371

				10,206,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Insured Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–1.70%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS–NATL)(a)	5.25%	07/15/22	$3,000	$3,336,270

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	1,000	1,008,460

Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS–AGM)(a)	5.00%	07/01/38	1,000	1,017,440

				5,362,170

Washington–8.83%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS–NATL)(a)	5.00%	09/01/31	6,000	6,147,840

King (County of); Series 2001, Ref. Sewer RB(d)	5.00%	01/01/12	3,000	3,034,560

Seattle (City of); Series 2003, Ref. Water System RB (INS–NATL)(a)	5.00%	09/01/23	2,870	3,061,027

Spokane County School District No. 81; Series 2005, Conv. Deferred Interest Unlimited Tax GO Bonds (INS–NATL)(a)	5.13%	12/01/23	2,500	2,699,050

Washington (State of) Health Care Facilities Authority (Kadlec Medical Center); Series 2006 A, RB (INS–AGC)(a)	5.00%	12/01/30	2,000	2,027,020

Washington (State of) Health Care Facilities Authority (Multi Care Health System); Series 2007 D, VRD RB (INS–AGM)(a)(g)	0.12%	08/15/41	300	300,000

Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(b)	0.00%	12/01/29	4,300	1,861,685

Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/29	3,895	4,249,406

Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)	5.00%	08/01/30	4,095	4,438,325

				27,818,913

West Virginia–1.54%
West Virginia (State of) Economic Development Authority (Appalachian Power Co.–Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB(h)	5.38%	12/01/38	1,800	1,824,066

West Virginia (State of) Water Development Authority (Loan Program II); Series 2003 B, Ref. RB (INS–AMBAC)(a)	5.25%	11/01/23	2,900	3,037,228

				4,861,294

Wisconsin–0.83%
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/28	2,335	2,628,393

TOTAL INVESTMENTS(j)–148.44% (Cost $447,577,296)				467,555,886

FLOATING RATE NOTE OBLIGATIONS–(23.34)%
Note with interest rates ranging from 0.18% to 0.31% at 08/31/11 and contractual maturities of collateral ranging from 01/01/22 to 10/01/37 (See Note 1I)(k)				(73,515,000)

OTHER ASSETS LESS LIABILITIES–0.95%				2,983,198

PREFERRED SHARES–(26.05)%				(82,050,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$314,974,084

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
FTA	– Federal Transit Administration
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Insured Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security subject to the alternative minimum tax.
(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(i)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,590,00. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	30.1%

Assured Guaranty Municipal Corp.	24.3

Assured Municipal Bond Corp.*	10.3

Assured Guaranty Corp.	6.6

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2011. At August 31, 2011, the Trust’s investments with a value of $127,055,795 are held by Dealer Trusts and serve as collateral for the $73,515,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

Revenue Bonds	77.9%

General Obligation Bonds	12.8

Pre-refunded Bonds	8.4

Variable Rate Demand Notes	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Insured Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $447,577,296)	$467,555,886

Interest receivable	5,095,793

Investment for trustee deferred compensation and retirement plans	2,893

Other assets	10,839

Total assets	472,665,411

Liabilities:
Floating rate note obligations	73,515,000

Payable for:
Amount due custodian	1,803,477

Dividends declared on preferred shares	3,424

Accrued fees to affiliates	11

Accrued other operating expenses	253,588

Trustee deferred compensation and retirement plans	65,827

Total liabilities	75,641,327

Preferred shares ($0.01 par value, authorized 100,000,000 shares, 1,641 issued with liquidation preference of $50,000 per share)	82,050,000

Net assets attributable to common shares	$314,974,084

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$300,369,609

Undistributed net investment income	3,724,419

Undistributed net realized gain (loss)	(9,098,534)

Unrealized appreciation	19,978,590

$314,974,084

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Common shares outstanding	20,694,675

Net asset value per share	$15.22

Market value per common share	$14.82

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Insured Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$10,841,366

Expenses:
Advisory fees	619,146

Administrative services fees	60,033

Custodian fees	9,955

Interest, facilities and maintenance fees	426,302

Professional services fees	727,056

Transfer agent fees	5,685

Trustees’ and officers’ fees and benefits	60,729

Other	41,817

Total expenses	1,950,723

Net investment income	8,890,643

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,374,478)

Change in net unrealized appreciation of:
Investment securities	24,777,722

Net realized and unrealized gain	23,403,244

Net increase in net assets resulting from operations	32,293,887

Distributions to preferred shareholders from net investment income	(121,939)

Net increase in net assets from operations applicable to common shares	$32,171,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Insured Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the period November 1, 2010 to February 28, 2011, and the year ended October 31, 2010
(Unaudited)

	Six months	Four months
	ended	ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Operations:
Net investment income	$8,890,643	$5,618,560	$19,175,612

Net realized gain (loss)	(1,374,478)	45,149	(762,639)

Change in net unrealized appreciation (depreciation)	24,777,722	(27,728,896)	16,797,669

Net increase (decrease) in net assets resulting from operations	32,293,887	(22,065,187)	35,210,642

Distributions to preferred shareholders from net investment income	(121,939)	(112,589)	(328,250)

Net increase (decrease) in net assets from operations applicable to common shares	32,171,948	(22,177,776)	34,882,392

Dividends and distributions to shareholders from net investment income	(9,053,921)	(6,001,456)	(18,004,369)

Net increase (decrease) in net assets	23,118,027	(28,179,232)	16,878,023

Net Assets applicable to common shares:
Beginning of period	291,856,057	320,035,289	303,157,266

End of period (includes undistributed net investment income of $3,724,419 and $4,009,636 and $4,506,307, respectively)	$314,974,084	$291,856,057	$320,035,289

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Insured Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2011
(Unaudited)

Cash provided by operating activities:
Net increase in net assets from operations applicable to common shares	$32,171,948

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Net realized loss on investment securities	1,374,478

Net change in unrealized appreciation on investments	(24,777,722)

Amortization of premium	579,784

Accretion of discount	(741,219)

Cost of purchases on investments	(21,957,310)

Proceeds from sales of investments	23,615,807

Increase in interest receivables and other assets	(38,415)

Increase (decrease) in accrued expenses and other payables	(232,204)

Net cash provided by operating activities	9,995,147

Cash flows provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(9,053,921)

Decrease in payable for amount due custodian	(776,226)

Net proceeds from and repayments of floating rate note obligations	(165,000)

Net cash provided by (used in) financing activities	(9,995,147)

Net increase in cash	—

Cash at beginning of period	—

Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$426,302

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Insured Municipal Income Trust (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end series management investment company.
  The Trust’s investment objective is to provide current income which is exempt from federal income tax.
  The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

17        Invesco Insured Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common and preferred shareholders. The Trust may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

18        Invesco Insured Municipal Income Trust

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
J.	Futures Contracts — The Trust may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Trust currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Trust recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Trust’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Trust were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Trust would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
L.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares and floating rate note obligations, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate 0.27% of the Trust’s average weekly net assets including current preferred shares and leverage entered into to retire preferred shares of the Trust.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.64%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

19        Invesco Insured Municipal Income Trust

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$467,555,886	$—	$467,555,886

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.
  During the six months ended August 31, 2011, the Trust paid legal fees of $7,663 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended August 31, 2011 were $73,900,000 and 0.85%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

20        Invesco Insured Municipal Income Trust

  The Trust had a capital loss carryforward as of February 28, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$6,459,610

February 28, 2018	1,574,576

Total capital loss carryforward	$8,034,186

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2011 was $18,330,620 and $19,615,807, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$23,591,545

Aggregate unrealized (depreciation) of investment securities	(3,153,481)

Net unrealized appreciation of investment securities	$20,438,064

Cost of investments for tax purposes is $447,117,822.

NOTE 8—Preferred Shares of Beneficial Interest

The Trust has issued Auction Rate Preferred Shares (“preferred shares”) which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.
  Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 31, 2009, the Trust decreased this amount to 0.15% due to auction failures. In the future, if auctions no longer fail, the Trust may return to an annual fee payment of 0.25% of the preferred share liquidation value. These fees are included as a component of interest, facilities and maintenance fees on the Statement of Operations.
  Dividends, which are cumulative, are reset through auction procedures.

		Amount			Range of
Series	Shares†	(000’s omitted)†	Rate†	Reset Date	Dividend Rates††

1	212	$10,600	0.305	09/12/11	0.107-0.411%

2	476	23,800	0.305	09/12/11	0.107-0.411

3	529	26,450	0.305	09/12/11	0.107-0.411

4	212	10,600	0.305	09/12/11	0.107-0.411

5	212	10,600	0.305	09/12/11	0.107-0.411

†	As of August 31, 2011.
††	For the six months ended August 31, 2011.

  Subsequent to August 31, 2011 and up through September 30, 2011, the Trust paid dividends to preferred shareholders at rates ranging from 0.228% to 0.274% in the aggregate amount of $19,577.
  The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.
  Beginning February 15, 2008 and continuing through August 31, 2011, all series of preferred shares of the Trust were not successfully remarketed. As a result, the dividend rates of these preferred shares were reset to the maximum applicable rate.
  The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.
  The preferred shares are not listed on an exchange. Investors in preferred shares may participate in auctions through authorized broker-dealers; however, such broker-dealers are not required to maintain a secondary market in preferred shares, and there can be no assurance that a secondary market will develop, or if it does develop, a secondary market may not provide you with liquidity. When a preferred share auction fails, investors may not be able to sell any or all of their preferred shares and because of the nature of the market for preferred shares, investors may receive less than the price paid for their preferred shares if sold outside of the auction.

21        Invesco Insured Municipal Income Trust

  The Trust entered into additional floating rate note and dealer trust obligations as an alternative form of leverage in order to redeem and to retire a portion of its preferred shares. Transactions in preferred shares were as follows:

	Shares	Value

Outstanding at February 28, 2011	1,641	$82,050,000

Shares retired	—	—

Outstanding at August 31, 2011	1,641	$82,050,000

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Four months ended	Year ended
	August 31,	February 28,	October 31,
	2011	2011	2010

Beginning shares	20,694,675	20,694,675	20,694,675

Shares Issued Through Dividend Reinvestment	—	—	—

Ending shares	20,694,675	20,694,675	20,694,675

  The Trustees have approved share repurchases whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2011:

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.075	September 15, 2011	September 30, 2011

October 1, 2011	$0.075	October 14, 2011	October 31, 2011

22        Invesco Insured Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months		Four months
	ended		ended
	August 31,		February 28,		Year ended October 31,
	2011		2011		2010	2009		2008		2007		2006

Net asset value per common share, beginning of period	$14.10		$15.46		$14.65	$12.76		$15.32		$15.81		$15.50

Net investment income(a)	0.43		0.27		0.93	0.94		0.95		0.96		0.94

Net gains (losses) on securities (both realized and unrealized)	1.13		(1.33)		0.77	1.88		(2.57)		(0.46)		0.40

Distributions paid to preferred shareholders from net investment income(a)	(0.01)		(0.01)		(0.02)	(0.05)		(0.26)		(0.27)		(0.22)

Total income (loss) from investment operations	1.55		(1.07)		1.68	2.77		(1.88)		0.23		1.12

Less dividends and distributions paid to common shareholders from:
Net investment income	(0.43)		(0.29)		(0.87)	(0.77)		(0.68)		(0.69)		(0.80)

Net realized gains	—		—		—	(0.11)		(0.02)		(0.06)		(0.05)

Total dividends and distributions paid to common shareholders	(0.43)		(0.29)		(0.87)	(0.88)		(0.70)		(0.75)		(0.85)

Anti-dilutive effect of shares repurchased(a)	—		—		—	—		0.02		0.03		0.04

Net asset value per common share, end of period	$15.22		$14.10		$15.46	$14.65		$12.76		$15.32		$15.81

Market value, end of period	$14.82		$13.15		$15.32	$13.40		$10.76		$13.81		$14.55

Total return at net asset value(b)	11.31%		(6.82)%		12.05%

Total return at market value(b)	16.22%		(12.30)%		21.39%	33.83%		(17.80)%		0.03%		11.30%

Net assets applicable to common shares, end of period (000s omitted)	$314,974		$291,856		$320,035	$303,157		$264,145		$320,233		$338,858

Portfolio turnover rate(c)	4%		3%		7%	16%		12%		7%		13%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses(f)	1.29	%(d)	1.38	%(g)(l)	0.88%	1.02	%(e)	1.15	%(e)	1.18	%(e)(h)	0.82	%(h)

Ratio of expenses excluding interest, facilities and maintenance fees(f)(i)	1.01	%(d)	1.14	%(g)(l)	0.68%	0.74	%(e)	0.75	%(e)	0.75	%(e)(h)	0.76	%(h)

Ratio of net investment income before preferred share dividends	5.86	%(d)	5.81	%(l)	6.15%	6.86	%(e)	6.43	%(e)	6.24	%(e)	6.08%

Preferred share dividends	0.08	%(d)	0.12	%(l)	0.11%	0.37%		1.76%		1.75%		1.39%

Ratio of net investment income after preferred share dividends	5.78	%(d)	5.69	%(l)	6.04%	6.49	%(e)	4.67	%(e)	4.49	%(e)	4.69%

Rebate from Morgan Stanley affiliate	—		—		—	0.00	%(j)	0.00	%(j)	0.00	%(j)	—

Senior securities:
Total amount of preferred shares outstanding (000s omitted)	82,050		82,050

Asset coverage per preferred share(k)	$241,940		$227,853		490%	469%		343%		307%		319%

Liquidating preference per preferred share	$50,000		$50,000

(a)	Calculated using average shares outstanding.
(b)	Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares’ value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Trust’s common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $301,797.
(e)	The ratios reflect the rebate of certain Trust expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional services fees during the period. Ratios excluding this adjustment would have been lower by 0.14%.
(h)	Does not reflect the effect of expense offset of 0.01%.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	Amount is less than 0.005%.
(k)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares at liquidation value. For periods prior to February 28, 2011, calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by preferred shares at liquidation value.
(l)	Annualized

23        Invesco Insured Municipal Income Trust

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

On January 17, 2011, a Consolidated Amended Shareholder Derivative Complaint entitled Curbow Family, LLC, et al. v. Morgan Stanley Investment Advisors, Inc., was filed on behalf of Invesco Insured Municipal Income Trust and Invesco Municipal Premium Income Trust (the “Trusts”) against Morgan Stanley Investment Advisors, Inc., Morgan Stanley and certain current and former executive officers of the Trusts (collectively, the “Defendants”) alleging that they breached their fiduciary duties to common shareholders by causing the Trusts to redeem Auction Rate Preferred Securities (“ARPS”) at their liquidation value. Specifically, the shareholders claim that the board and officers had no obligation to provide liquidity to the ARPS shareholders, the redemptions were improperly motivated to benefit the prior adviser by preserving business relationships with the ARPS holders, i.e., institutional investors, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The Complaint alleges that the redemption of the ARPS occurred at the expense of the Trusts and their common shareholders. This Complaint amends and consolidates two separate complaints that were filed by Curbow Family LLC and Elsie Mae Melms Revocable Living Trust on July 22, 2010 and August 3, 2010, respectively. Each of the Trusts initially received a demand letter from the plaintiffs on April 8, 2010. Plaintiffs seek judgment that: 1) orders Defendants to refrain from redeeming any ARPS at their liquidation value using Trusts assets; 2) awards monetary damages against all Defendants, individually, jointly or severally, in favor of the Trusts, for all losses and damages allegedly suffered as a result of the redemptions of ARPS at their liquidation value; 3) grants appropriate equitable relief to remedy the Defendants’ breaches of fiduciary duties; and 4) awards to Plaintiffs the costs and disbursements of the action. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. After reviewing the findings of the SLC, the Board announced on July 12, 2011, that it had adopted the SLC’s recommendation to seek dismissal of the action. On October 4, 2011, Invesco filed a motion to dismiss. This matter is pending. The Trust has incurred $667,324 in expenses relating to these matters during the period ended August 31, 2011.
  Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

24        Invesco Insured Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Insured Municipal Income Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Insured Municipal Income Trust (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the closed-end funds and all of the open-end funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board has met since the closing of the Morgan Stanley Transaction. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

25        Invesco Insured Municipal Income Trust

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed-End — Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was the same as the rate of one closed-end fund and below the rates of two closed-end funds advised by Invesco Advisers with comparable investment strategies.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that as part of the Morgan Stanley Transaction, Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale
The Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Insured Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Insured Municipal Income Trust was held on July 14, 2011 and was adjourned until August 4, 2011.  The Meeting on August 4, 2011 was held for the following purpose:

(1)	Elect five Trustees by the holders of Common Shares and Preferred Shares voting together, and one Trustee by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	18,075,031	692,790
	Bob R. Baker	18,089,486	678,335
	Larry Soll	18,058,109	709,712
	Philip A. Taylor	18,079,997	687,824
	Wayne W. Whalen	18,065,229	702,592
	Frank S. Bayley(P)	211	162

(P)	Election of trustee by preferred shareholders only.

27        Invesco Insured Municipal Income Trust

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-06590.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CE-IMINC-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 7, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.